Organization and basis of presentation (Details) - Trivago N.V.	Jun. 30, 2021
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Subsidiary, Sale of Stock [Line Items]
Ownership percentage by parent	58.40%
Parent voting interest, percentage	70.70%
Messrs. Schrömgens, Vinnemeier and Siewert
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by noncontrolling owners	22.20%
Non-controlling interest, voting percentage	26.90%